Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Summary of financial Asset measured at fair value on recurring basis

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account—U.S. Treasury Securities (1)	$345,056,942	$—	$—
Liabilities:
Derivative warrant liabilities	$9,798,000	$—	$21,953,332

(1)	Excludes $969 of cash balance held within the Trust Account

Summary of fair value measurements inputs
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

As of June 30, 2021
Exercise price	$11.50
Stock price	$9.77
Volatility	21.0% / 46.5%
Term	5.42
Risk-free rate	0.94%
Dividend yield	0.0%

Summary of change in the fair value of the derivative warrant liabilities
The change in the fair value of the derivative warrant liabilities at level 3 for the six months ended June 30, 2021 is summarized as follows:

Level 3—Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Warrants	35,175,000
Change in fair value of derivative warrant liabilities	(495,335)

Level 3—Derivative warrant liabilities at March 31, 2021	$34,679,665
Transfer to Level 1	(12,489,000)
Change in fair value of derivative warrant liabilities	(237,333)

Level 3—Derivative warrant liabilities at June 30, 2021	$21,953,332